SHARE-BASED COMPENSATION (Detail Textuals) - $ / shares	1 Months Ended			6 Months Ended
	May 31, 2022	Mar. 21, 2022	Jan. 27, 2022	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted				528,398
Vesting period				4 years
Vesting percentage				25.00%
Company’s Officers
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted		169,314
Exercise price of options granted		$ 0.51
Certain Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	23,084		336,000
Exercise price of options granted	$ 0.36		$ 0.65
2015 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase in shares available for additional grant			500,000
RSU's
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU's granted				201,000
RSU's | Company’s Officers
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU's granted		57,000
RSU's | Certain Employees
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU's granted			144,000